Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability

The derivative liability at December 31, 2020 and December 31, 2019 consisted of:

	December 31, 2020	December 31, 2019
Convertible Promissory Note payable to GPL Ventures, LLC. Please see NOTE F – CONVERTIBLE NOTES PAYABLE for further information.	$43,444	$-

Total	$43,444	$-